UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%

	Shares	Value
AUSTRALIA — 3.1%

Amcor	10,628	$125,303

AMP	39,193	166,617

Aristocrat Leisure	7,832	151,573

Bendigo & Adelaide Bank	17,320	164,231

Domino’s Pizza Enterprises	4,554	176,968

Telstra	79,980	237,683

		1,022,375

AUSTRIA — 0.7%

ANDRITZ	3,974	239,213

CANADA — 5.2%

AltaGas	6,763	151,979

CCL Industries, Cl B	2,537	121,655

Encana	13,111	162,545

George Weston	1,802	158,219

Great-West Lifeco	5,710	161,873

Keyera	5,720	161,364

Seven Generations Energy *	14,934	208,761

Thomson Reuters	7,090	307,618

Tourmaline Oil *	8,891	143,998

TransCanada	3,216	148,447

		1,726,459

CHINA — 10.2%

Alibaba Group Holding ADR *	650	132,789

Aluminum Corp of China, Cl H *	192,000	130,104

China Galaxy Securities, Cl H	249,000	203,429

China Jinmao Holdings Group	232,000	151,276

China Petroleum & Chemical, Cl H	440,000	380,288

China Resources Gas Group	34,000	111,936

China State Construction International Holdings	126,000	182,360

Ctrip.com International ADR *	3,600	168,408

Great Wall Motor, Cl H	94,500	115,385

Haitong Securities, Cl H	125,600	205,226

JD.com ADR *	3,860	190,028

Jiangxi Copper, Cl H	97,000	164,199

Lenovo Group	222,000	128,010

NetEase ADR	311	99,570

PetroChina, Cl H	132,000	104,635

Shandong Weigao Group Medical Polymer, Cl H	156,000	115,482

Tencent Holdings	8,400	497,892

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CHINA — (continued)

TravelSky Technology, Cl H	44,000	$138,107

Zhejiang Expressway, Cl H	170,000	201,267

		3,420,391

DENMARK — 1.0%

Novo Nordisk, Cl B	4,030	224,901

Pandora	1,109	105,513

		330,414

FINLAND — 0.8%

Orion, Cl B	6,781	272,852

FRANCE — 6.4%

Atos	1,150	181,942

BNP Paribas	3,100	257,197

Credit Agricole	13,450	254,262

Eurofins Scientific	307	200,784

Ingenico Group	1,382	157,873

Publicis Groupe	1,915	132,831

Sanofi	1,068	94,622

SCOR	5,780	259,575

Societe Generale	4,538	264,881

TOTAL	4,238	246,209

Valeo	1,243	98,328

		2,148,504

GERMANY — 1.9%

Adidas	619	144,431

Bayer	1,789	234,944

Henkel & KGaA	1,306	163,996

RWE *	4,533	91,029

		634,400

HONG KONG — 2.3%

AIA Group	18,000	154,191

First Pacific	270,000	192,624

Hongkong Land Holdings	13,400	96,078

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HONG KONG — (continued)
SJM Holdings	126,000	$125,977

Wharf Holdings	46,000	188,495

		757,365

INDONESIA — 0.9%

Summarecon Agung	1,964,900	164,371

Waskita Karya Persero	656,900	138,853

		303,224

IRELAND — 1.2%
CRH	5,280	196,800

Ryanair Holdings *	10,306	214,021

		410,821

ISRAEL — 0.4%
Israel Chemicals	31,350	132,475

JAPAN — 11.9%

Ajinomoto	15,100	286,354

Asics	7,100	116,821

Credit Saison	19,100	346,986

Daicel	22,300	270,080

Dentsu	2,700	120,833

Hitachi Chemical	8,900	226,913

Mitsubishi Tanabe Pharma	10,900	222,783

Murata Manufacturing	1,500	221,382

NH Foods	12,000	288,251

Nippon Paint Holdings	7,200	257,579

Ricoh	14,900	146,331

Rinnai	1,800	169,356

Sega Sammy Holdings	8,800	122,783

Shimano	800	114,333

Start Today	4,100	120,384

Subaru	4,700	155,784

Toho Gas	5,300	155,133

Toppan Printing	24,000	225,368

Unicharm	8,800	235,005

Yamazaki Baking	8,400	165,299

		3,967,758

MEXICO — 5.4%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, Cl B	155,900	246,255

El Puerto de Liverpool	14,200	105,455

Gruma, Cl B	12,530	150,082

Grupo Aeroportuario del Sureste, Cl B	10,210	198,919

Grupo Carso	52,600	198,244

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MEXICO — (continued)
Grupo Financiero Banorte, Cl O	35,200	$225,814

Grupo Televisa	24,900	103,253

Kimberly-Clark de Mexico, Cl A	126,500	237,396

Mexichem	49,200	139,781

Promotora y Operadora de Infraestructura	18,690	191,668

		1,796,867

NETHERLANDS — 1.3%
ASML Holding	1,288	261,858

Koninklijke Vopak	3,656	165,737

		427,595

NORWAY — 1.4%
DNB ASA	16,840	343,105

Marine Harvest *	7,360	127,951

		471,056

PHILIPPINES — 1.6%
Aboitiz Equity Ventures	154,280	230,969

PLDT	4,420	135,185

Universal Robina	54,500	171,361

		537,515

POLAND — 0.6%
Tauron Polska Energia *	217,593	197,859

SINGAPORE — 0.4%
CapitaLand	48,100	141,082

SOUTH AFRICA — 2.7%

FirstRand	36,981	207,115

Pioneer Foods Group	24,559	270,126

Telkom SOC	68,775	298,587

Woolworths Holdings	25,279	136,617

		912,445

SOUTH KOREA — 5.8%

Daewoo Engineering & Construction *	17,667	102,576

DGB Financial Group	16,497	191,565

Doosan Bobcat	5,720	198,193

GS Holdings	2,840	184,573

Hyundai Engineering & Construction *	6,530	262,337

Korea Investment Holdings *	3,951	323,376

Lotte Chilsung Beverage	184	261,220

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — (continued)
Samsung Biologics * (A)	401	$164,666

Woori Bank	15,957	251,792

		1,940,298

SPAIN — 1.7%

Distribuidora Internacional de Alimentacion	29,947	160,455

Endesa	5,783	130,395

Mapfre	74,951	267,132

		557,982

SWEDEN — 6.5%

Assa Abloy, Cl B	15,500	344,357

Husqvarna, Cl B	9,776	102,334

Investor, Cl B	7,540	369,680

L E Lundbergforetagen, Cl B	4,247	343,891

Nordea Bank	26,460	327,579

Skandinaviska Enskilda Banken, Cl A	20,168	255,589

Skanska, Cl B	7,620	155,369

Swedbank	9,982	255,952

		2,154,751

SWITZERLAND — 4.6%

Dufry *	2,283	355,368

EMS-Chemie Holding	186	136,859

Geberit	865	410,354

Novartis	3,297	298,631

Roche Holding	1,295	319,640

		1,520,852

TAIWAN — 6.7%

Advantech	19,000	148,634

Catcher Technology	21,000	240,655

Eclat Textile	9,000	90,323

Feng TAY Enterprise	23,000	108,902

Hon Hai Precision Industry	70,000	221,441

Largan Precision	1,000	137,414

Lite-On Technology	136,000	199,715

Nien Made Enterprise	12,000	123,518

Pegatron	60,000	162,632

Quanta Computer	105,000	228,766

TaiMed Biologics *	25,000	171,982

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TAIWAN — (continued)
Taiwan Semiconductor Manufacturing ADR	6,705	$303,803

Transcend Information	40,000	115,695

		2,253,480

THAILAND — 0.9%

KCE Electronics	58,300	138,677

Siam Cement	10,500	164,942

		303,619

TURKEY — 1.2%

Arcelik	24,000	121,939

Coca-Cola Icecek	16,783	160,967

Tofas Turk Otomobil Fabrikasi	12,829	109,091

		391,997

UNITED KINGDOM — 9.1%

Aviva	23,358	170,466

Babcock International Group	20,514	200,120

BP	39,140	278,907

British American Tobacco	4,915	336,818

Bunzl	5,042	147,702

Capita	37,960	98,515

G4S	44,234	178,833

GlaxoSmithKline	11,698	219,650

HSBC Holdings	28,940	309,109

Land Securities Group ‡	9,558	136,164

Marks & Spencer Group	22,597	96,820

Merlin Entertainments (A)	19,856	92,784

Mondi	15,807	421,919

Reckitt Benckiser Group	2,576	249,208

WPP	5,382	97,811

		3,034,826

TOTAL COMMON STOCK (Cost $29,391,110)		32,008,475

PREFERRED STOCK — 3.0%

BRAZIL — 1.7%

Banco Bradesco * (B)	31,800	409,179

Cia Energetica de Minas Gerais (B)	64,100	151,802

		560,981
GERMANY — 0.5%

FUCHS PETROLUB (B)	3,050	167,180

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JANUARY 31, 2018 (Unaudited)

PREFERRED STOCK — continued

	Shares	Value
SOUTH KOREA — 0.8%

Samsung Electronics (B)	144	$284,399

TOTAL PREFERRED STOCK

(Cost $771,595)		1,012,560

TOTAL INVESTMENTS — 98.9%
(Cost $30,162,705)		$33,021,035

Percentages are based on Net Assets of $33,393,830.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of these securities at January 31, 2018 was $257,450 and represents 0.77% of Net Assets.
‡	Real Estate Investment Trust
(B)	Rate not available.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

The outstanding forward foreign currency contracts held by the Fund at January 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)

Northern Trust	02/08/18 - 03/08/18	USD	2,778,623	EUR	2,360,500	$166,035

Northern Trust	02/08/18	ZAR	3,000,000	USD	207,498	(44,902)

Northern Trust	03/08/18 - 04/12/18	USD	1,450,454	JPY	160,982,000	30,380

Northern Trust	04/09/18	USD	311,757	CAD	387,000	3,982

Northern Trust	04/09/18	TRY	1,202,000	USD	312,289	(1,815)

Northern Trust	04/10/18	USD	284,492	CHF	276,000	14,131

Northern Trust	04/12/18	USD	538,229	AUD	686,000	17,055

Northern Trust	04/12/18	USD	773,390	GBP	570,000	39,297

Northern Trust	04/12/18	NOK	2,456,000	USD	305,609	(15,160)

Northern Trust	04/12/18	SEK	12,318,000	USD	1,512,803	(63,520)

Northern Trust	04/12/18	MXN	29,000,000	USD	1,483,854	(59,238)
						$86,245

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JANUARY 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$1,022,375	$—	$—	$1,022,375
Austria	239,213	—	—	239,213
Canada	1,726,459	—	—	1,726,459
China	3,420,391	—	—	3,420,391
Denmark	330,414	—	—	330,414
Finland	272,852	—	—	272,852
France	2,148,504	—	—	2,148,504
Germany	634,400	—	—	634,400
Hong Kong	757,365	—	—	757,365
Indonesia	303,224	—	—	303,224
Ireland	410,821	—	—	410,821
Israel	132,475	—	—	132,475
Japan	3,967,758	—	—	3,967,758
Mexico	1,796,867	—	—	1,796,867
Netherlands	427,595	—	—	427,595
Norway	471,056	—	—	471,056
Philippines	537,515	—	—	537,515
Poland	197,859	—	—	197,859
Singapore	141,082	—	—	141,082
South Africa	912,445	—	—	912,445
South Korea	1,940,298	—	—	1,940,298
Spain	557,982	—	—	557,982
Sweden	2,154,751	—	—	2,154,751
Switzerland	1,520,852	—	—	1,520,852
Taiwan	2,253,480	—	—	2,253,480
Thailand	303,619	—	—	303,619
Turkey	391,997	—	—	391,997
United Kingdom	3,034,826	—	—	3,034,826

Total Common Stock	32,008,475	—	—	32,008,475
Preferred Stock
Brazil	560,981	—	—	560,981
Germany	167,180	—	—	167,180
South Korea	284,399	—	—	284,399

Total Preferred Stock	1,012,560	—	—	1,012,560

Total Investments in Securities	$33,021,035	$—	$—	$33,021,035

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts^
Unrealized Appreciation	$—	$270,880	$—	$270,880
Unrealized Depreciation	—	(184,635)	—	(184,635)

Total Other Financial Instruments	$—	$86,245	$—	$86,245

^ Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JANUARY 31, 2018 (Unaudited)

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2018, securities with a total value of $1,307,511 transferred from Level 2 to Level 1 since the prior year end, primarily due to the application of the fair value at the prior year end. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2018. As of January 31, 2018, securities with a total value of $133,651 transferred from Level 3 to Level 1 since the prior year end. All other transfers were considered to have occurred as of the end of the year. For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

RSQ-QH-001-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018